Sales	12 Months Ended
Dec. 31, 2023
Sales
Sales

RanMarine Technology, B.V.

Notes to Consolidated Financial Statements

As of and for the Years Ended December 31, 2023 and 2022

19.	Sales

	2023	2022

Europe	€235,086	€219,653
North America	130,034	207,883
Rest of the world	284,760	4,891
Total	€649,880	€432,427

The Company had sales with three customers in 2023 that approximated 33%, 12%, and 10%. During 2022, the Company had sales from one customer that approximated 57% of sales.